Retirement-Related Benefits (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended			3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Litigation in United Kingdom regarding defined benefit plans (C Plan)	Dec. 31, 2012 Defined Benefit Pension Plans	Dec. 31, 2011 Defined Benefit Pension Plans	Dec. 31, 2010 Defined Benefit Pension Plans	Dec. 31, 2012 Defined Benefit Pension Plans U.S. Plan(s)	Dec. 31, 2011 Defined Benefit Pension Plans U.S. Plan(s)	Dec. 31, 2010 Defined Benefit Pension Plans U.S. Plan(s)	Dec. 31, 2012 Defined Benefit Pension Plans Non-U.S. Plans	Dec. 31, 2011 Defined Benefit Pension Plans Non-U.S. Plans	Dec. 31, 2010 Defined Benefit Pension Plans Non-U.S. Plans	Dec. 31, 2012 Defined Benefit Pension Plans Non-U.S. Plans Litigation in United Kingdom regarding defined benefit plans (C Plan)	Dec. 31, 2012 Nonpension Postretirement Plans	Dec. 31, 2011 Nonpension Postretirement Plans	Dec. 31, 2010 Nonpension Postretirement Plans	Dec. 31, 2012 Nonpension Postretirement Plans U.S. Plan(s)	Dec. 31, 2011 Nonpension Postretirement Plans U.S. Plan(s)	Dec. 31, 2010 Nonpension Postretirement Plans U.S. Plan(s)	Dec. 31, 2012 Nonpension Postretirement Plans Non-U.S. Plans	Dec. 31, 2011 Nonpension Postretirement Plans Non-U.S. Plans	Dec. 31, 2010 Nonpension Postretirement Plans Non-U.S. Plans
Retirement-related plans cost
Service cost											$ 443	$ 505	$ 508					$ 36	$ 33	$ 33	$ 14	$ 11	$ 9
Interest cost								2,196	2,456	2,601	1,779	1,843	1,841					200	236	262	64	67	59
Expected return on plan assets								(4,043)	(4,043)	(4,017)	(2,303)	(2,521)	(2,461)								(9)	(10)	(9)
Amortization of transition assets											0	0	0								0	0	0
Amortization of prior service costs/(credits)								10	10	10	(154)	(162)	(174)							(14)	(4)	(4)	(5)
Recognized actuarial losses								1,331	818	471	1,027	957	712					32			17	13	12
Curtailments and settlements										1	0	1	27								0
Multi-employer plan/other costs				162							247	111	89	162
Total net periodic pension (income)/cost of defined benefit plans	$ 533	$ (25)	$ (394)		$ 515	$ (40)	$ (408)	$ (507)	$ (759)	$ (935)	$ 1,040	$ 734	$ 541		$ 350	$ 345	$ 347	$ 268	$ 269	$ 281	$ 82	$ 76	$ 66